Cover	Apr. 15, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 15, 2025
Entity File Number	001-38695
Entity Registrant Name	Cal-Maine Foods, Inc.
Entity Central Index Key	0000016160
Entity Tax Identification Number	64-0500378
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1052 Highland Colony Pkwy
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Ridgeland
Entity Address, State or Province	MS
Entity Address, Postal Zip Code	39157
City Area Code	601
Local Phone Number	948-6813
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	CALM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false